Equity (Details)							9 Months Ended	12 Months Ended
	Nov. 21, 2023 USD ($) $ / shares shares	Oct. 03, 2023 USD ($) $ / shares shares	Apr. 20, 2023 USD ($) $ / shares shares	Feb. 08, 2023 $ / shares shares	Nov. 08, 2022 USD ($) $ / shares shares	Jun. 16, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 20, 2023 $ / shares	Jun. 15, 2022 $ / shares
Equity
Offering price (in dollars per share) | $ / shares			$ 178.06
Warrant exercise price (in dollars per share) | $ / shares			178.06
Exercise of warrants | $								$ 4,136,000	$ 2,491,000
Proceeds from sale and issuance of securities, net | $								$ 13,438,000	$ 639,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.001	$ 0.001
Restricted stock units
Equity
Issuance of stock from RSUs (shares)									496
Number of common shares issued to vesting of awards								44	866
Series C convertible preferred stock
Equity
Preferred stock liquidation preference per share | $ / shares								$ 274.88
Pre funded warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares			$ 178
Proceeds from issuance of common stock warrant liabilities | $			$ 2,500,000
Common warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares										$ 19.14
Common stock warrants with alternative cashless exercise
Equity
Warrants, cashless exercise provision, shares, multiplier				0.5
Exercise of warrants, shares								28,869
Aggregate number of shares issued from exercise of warrants								14,402
Private placement warrants
Equity
Common stock purchased (in shares)			13,806
Amended warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares			$ 870
Amended warrants | Maximum
Equity
Number of shares in exchange of warrant exercise			2,839
New Unregistered Warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares	$ 13.34									14.52
Warrants term	6 months
Number of shares in exchange of warrant exercise						1,290
Percentage of common stock issued	200.00%					100.00%
Warrant expiry term	5 years 6 months
Cash purchase price per share | $ / shares						$ 1,933.14					$ 17,400
New Unregistered Warrants | Maximum
Equity
Number of shares in exchange of warrant exercise	185,604
Class Of Warrant Investors Issued June 2022
Equity
Exercise of warrants, shares						1,290
Exercise of warrants | $						$ 2,500,000
Existing Warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares	$ 13.34									$ 14.52
Exercise of warrants | $	$ 1,200,000
Number of shares in exchange of warrant exercise	92,802
Public offering
Equity
Number of units issued				21,983
Offering price (in dollars per share) | $ / shares				$ 464
Warrant exercise price (in dollars per share) | $ / shares				$ 464
Warrants term				5 years
Proceeds from sale and issuance of securities, net | $								$ 17,600,000
Gross proceeds from issuance of shares | $							$ 10,200,000
Public offering | Pre funded warrants
Equity
Number of warrants for each unit				1
Number of securities called by each warrant				1
Public offering | Public warrants
Equity
Number of warrants for each unit				1
Number of securities called by each warrant				1.5
Over-allotment option
Equity
Warrant exercise price (in dollars per share) | $ / shares			$ 196.04
Exercise of warrants, shares				4,947
Common stock purchased (in shares)				3,298
Number of shares in exchange of warrant exercise			691	4,947
Cash fee, as a percentage of gross proceeds	6.50%		7.00%
Warrants issued, as a percentage of aggregate common shares			5.00%
Registered direct offering
Equity
Common stock purchased (in shares)			5,025
Common stock, par value (in dollars per share) | $ / shares			$ 0.001
Registered direct offering | Pre funded warrants
Equity
Number of shares in exchange of warrant exercise			8,782
Securities purchase agreement
Equity
Offering price (in dollars per share) | $ / shares					$ 754
Common stock purchased (in shares)		30,518
Net proceeds from issuance of stock | $		$ 2,800,000
Price per share | $ / shares		$ 19.14
Common stock, par value (in dollars per share) | $ / shares		0.001
Securities purchase agreement | Common Stock
Equity
Common stock purchased (in shares)					826
Securities purchase agreement | Series D Mirroring Preferred Stock
Equity
Offering price (in dollars per share) | $ / shares					$ 0.001
Common stock purchased (in shares)					2,500
Securities purchase agreement | Pre funded warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares		$ 0.001			$ 751
Number of shares in exchange of warrant exercise		126,380			170
Proceeds from issuance of common stock warrant liabilities | $					$ 750,000
Price per share | $ / shares		$ 19.08
Securities purchase agreement | Common warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares		$ 19.14
Number of shares in exchange of warrant exercise		235,345
Securities purchase agreement | Private placement warrants
Equity
Warrants term					6 months
Common stock purchased (in shares)					995
Securities purchase agreement | Amended warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares		$ 19.14
Common stock purchased (in shares)		16,644
Price per share | $ / shares		$ 178.06
Securities purchase agreement | Amended warrants | One of the investors
Equity
Common stock purchased (in shares)		6,595
Price per share | $ / shares		$ 464
Warrant amendment agreement
Equity
Offering price (in dollars per share) | $ / shares					$ 1,933.14
Warrant exercise price (in dollars per share) | $ / shares					$ 870
Warrant expiry term					5 years 6 months
Warrant amendment agreement | Maximum
Equity
Number of shares in exchange of warrant exercise					1,845
Investment in Warrants | New Unregistered Warrants | Maximum
Equity
Beneficial ownership limitation	4.99%
Investment in Warrants | Existing Warrants | Maximum
Equity
Beneficial ownership limitation	9.99%
Common Stock
Equity
Issuance of stock from RSUs (in shares)								44	369
Common stock purchased (in shares)								55,973	826
Issuance of stock from RSUs (shares)									497
Exercise of warrants (in shares)								339,147	1,460
Common Stock | Public offering
Equity
Number of shares for each unit				1
Common Stock | Public offering | Common stock warrants with alternative cashless exercise
Equity
Number of securities called by each warrant				0.75
Warrants to purchase common stock
Equity
Number of unexercised warrants						555